Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2021
Inventories, Net [Abstract]
Schedule of inventories, net
	December 31, 2021	December 31, 2020
Raw materials	$135,049	128,833
Finished goods	340,798	421,700
Subtotal	475,847	550,533
Less: Inventory allowance	(12,116)	(130,516)
Inventories, net	$463,731	420,017